long-term debt	12 Months Ended
Dec. 31, 2021
long-term debt
long-term debt
26	long-term debt

(a)Details of long-term debt

As at December 31 (millions)	Note	2021	2020
Senior unsecured
TELUS Corporation senior notes	(b)	$15,258	$15,021
TELUS Corporation commercial paper	(c)	1,900	731
TELUS Communications Inc. debentures	(e)	448	622
Secured
TELUS International (Cda) Inc. credit facility	(f)	1,062	1,804
Other	(g)	308	273
		18,976	18,451
Lease liabilities	(h)	1,876	1,837
Long-term debt		$20,852	$20,288
Current		$2,927	$1,432
Non-current		17,925	18,856
Long-term debt		$20,852	$20,288

(b)TELUS Corporation senior notes

The notes are senior unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The indentures governing the notes contain certain covenants that, among other things, place limitations on our ability, and the ability of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

Interest is payable semi-annually. The notes require us to make an offer to repurchase them at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

At any time prior to the respective maturity dates set out in the table below, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ and not more than 60 days’ prior notice. On or after the respective redemption present value spread cessation dates set out in the table below, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 days’ and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

															Redemption present
									Principal face amount						value spread
							Effective					Outstanding at
				Issue			interest		Originally			financial			Basis	Cessation
Series	Issued	Maturity		price			rate [1]		issued			statement date			points [2]	date
2.35% Notes, Series CT	March 2015	March 2022	[3]		$997.31		2.39%			$1.0	billion	$	NIL		35.5	Feb. 28, 2022
3.35% Notes, Series CJ	December 2012	March 2023			$998.83		3.36%			$500	million		$500	million	40	Dec. 15, 2022
3.35% Notes, Series CK	April 2013	April 2024			$994.35		3.41%			$1.1	billion		$1.1	billion	36	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014	January 2025			$997.75		3.78%			$800	million		$800	million	38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026			$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026			$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [4]	September 2016	February 2027		US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [4]	March 2017	September 2027		US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028			$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028			$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
3.30% Notes, Series CY	April 2019	May 2029			$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
3.15% Notes, Series CAA	December 2019	February 2030			$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
2.05% Notes, Series CAD	October 2020	October 2030			$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031			$997.52		2.88	% [5]		$750	million		$750	million	34	Aug. 13, 2031
4.40% Notes, Series CL	April 2013	April 2043			$997.68		4.41%			$600	million		$600	million	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043			$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [6]	April 2044			$987.91	[6]	4.93	% [6]		$500	million [6]		$900	million [6]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045			$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046			$999.72		4.40%			$500	million		$500	million	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [7]	March 2048			$998.06	[7]	4.71	% [7]		$325	million [7]		$475	million [7]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [4]	June 2018	November 2048		US$	987.60		4.68%		US$	750	million	US$	750	million	25	May 16, 2048
4.30% U.S. Dollar Notes [4]	May 2019	June 2049		US$	990.48		4.36%		US$	500	million	US$	500	million	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [8]	February 2050			$997.54	[8]	3.97	% [8]		$400	million [8]		$800	million [8]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051			$994.70		4.13%			$500	million		$500	million	53	Oct. 5, 2050

1	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
2	For Canadian dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

3	On July 16, 2021, we exercised our right to early redeem, on August 17, 2021, all of our 2.35% Notes, Series CT. The long-term debt prepayment premium recorded was $10 million before income taxes (see Note 9).
4	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively converted the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent		Exchange
Series	fixed at	principal		rate
2.80% U.S. Dollar Notes	2.95%	$792	million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667	million	$1.3348
4.60% U.S. Dollar Notes	4.41%	$974	million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672	million	$1.3435

5	If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ended December 31, 2030, the note will bear interest at a rate of 3.85% for the period from November 14, 2030, through November 13, 2031. Similarly, if we redeem the notes and we have not obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the date fixed for redemption, the interest accrued (if any) will be determined using a rate of 3.85%.
6	$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.
7	$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at an issue price of $1,014.11 and an effective interest rate of 4.61% in March 2018.
8	$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

(c)TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, which is backstopped by our $2.75 billion syndicated credit facility (see (d)) and is to be used for general corporate purposes, including capital expenditures and investments. This program enables us to issue commercial paper, subject to conditions related to debt ratings, up to a maximum aggregate amount at any one time of $1.9 billion equivalent (US$1.5 billion maximum) (2020 – $1.4 billion maximum). Foreign currency forward contracts are used to manage currency risk arising from issuing commercial paper denominated in U.S. dollars. Commercial paper debt is due within one year and is classified as a current portion of long-term debt, as the amounts are fully supported, and we expect that they will continue to be supported, by the revolving credit facility, which has no repayment requirements within the next year. As at December 31, 2021, we had $1.9 billion (2020 – $731 million) of commercial paper outstanding, all of which was denominated in U.S. dollars (US$1.5 billion; 2020 – US$574 million), with an effective average interest rate of 0.35%, maturing through May 2022.

(d)	TELUS Corporation credit facility

As at December 31, 2021, TELUS Corporation had an unsecured revolving $2.75 billion bank credit facility, expiring on April 6, 2026 (2020 - $2.25 billion bank credit facility, expiring on May 31, 2023), with a syndicate of financial institutions, which is to be used for general corporate purposes, including the backstopping of commercial paper.

The TELUS Corporation credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (as such terms are used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter-end ratio tests. These tests are that our leverage ratio must not exceed 4.25:1.00 and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facility.

Continued access to the TELUS Corporation credit facility is not contingent upon TELUS Corporation maintaining a specific credit rating.

As at December 31 (millions)	2021	2020
Net available	$850	$1,519
Backstop of commercial paper	1,900	731
Gross available	$2,750	$2,250

We had $193 million of letters of credit outstanding as at December 31, 2021 (2020 – $190 million), issued under various uncommitted facilities; such letter of credit facilities are in addition to the ability to provide letters of credit pursuant to our committed bank credit facility. Further, we had arranged $359 million of incremental letters of credit to allow us to participate in Innovation, Science and Economic Development Canada’s 3500 MHz band spectrum auction that was held in June-July 2021, as further described in Note 18(a). Concurrent with funding the purchase of the spectrum licences, these incremental letters of credit were extinguished.

(e)	TELUS Communications Inc. debentures

The Series 3 and 5 Debentures were issued by a predecessor corporation of TELUS Communications Inc., BC TEL, under a Trust Indenture dated May 31, 1990. The Series B Debentures were issued by a predecessor corporation of TELUS Communications Inc., AGT Limited, under a Trust Indenture dated August 24, 1994, and a supplemental trust indenture dated September 22, 1995.

								Redemption present
				Principal face amount				value spread
						Outstanding at
			Issue	Originally		financial
Series [1]	Issued	Maturity	price	issued		statement date		Basis points
10.65% Debentures, Series 3	June 1991	June 2021	$998.00	$175	million	$ NIL		N/A (non-redeemable)
9.65% Debentures, Series 5 [2]	April 1992	April 2022	$972.00	$150	million	$249	million	N/A (non-redeemable)
8.80% Debentures, Series B	September 1995	September 2025	$995.10	$200	million	$200	million	15 [3]

1	Interest is payable semi-annually.
2	Series 4 Debentures were exchangeable, at the holder’s option, effective on April 8 of any year during the four-year period from 1996 to 1999, for Series 5 Debentures; $99 million of Series 4 Debentures were exchanged for Series 5 Debentures.
3	At any time prior to the maturity date set out in the table, the debentures are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

The debentures became obligations of TELUS Communications Inc. pursuant to an amalgamation on January 1, 2001, are not secured by any mortgage, pledge or other charge, and are governed by certain covenants, including a negative pledge and a limitation on issues of additional debt, subject to a debt to capitalization ratio and an interest coverage test. Effective June 12, 2009, TELUS Corporation guaranteed the payment of the debentures’ principal and interest.

(f)	TELUS International (Cda) Inc. credit facility

As at December 31, 2021, TELUS International (Cda) Inc. had a credit facility, secured by its assets, expiring on January 28, 2025, with a syndicate of financial institutions, joined in 2020 by TELUS Corporation. The credit facility is comprised of US$620 million (TELUS Corporation as a lender of approximately 7.5%) and US$230 million (TELUS Corporation as a lender of 12.5%) revolving components and amortizing US$600 million (TELUS Corporation as 12.5% lender) and US$250 million term loan components. The credit facility is non-recourse to TELUS Corporation. The outstanding revolving components and term loan components had a weighted average interest rate of 1.88% as at December 31, 2021.

As at December 31 (millions)	2021						2020
	Revolving		Term loan				Revolving		Term loan
	components [1]		components [2]		Total		components		components		Total
Available	US$	725	US$	N/A	US$	725	US$	132	US$	N/A	US$	132
Outstanding
Due to other		109		737		846		653		775		1,428
Due to TELUS Corporation		16		71		87		65		75		140
	US$	850	US$	808	US$	1,658	US$	850	US$	850	US$	1,700

1	Revolving component available is gross of swingline draw of US$8.
2	We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on US$95 of the debt to a fixed rate of 2.64%.

Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of US$394 of the principal payments, and associated interest obligations, to European euro obligations with an effective fixed interest rate of 0.65% and an effective fixed economic exchange rate of US$1.0932:€1.00. These have been accounted for as a net investment hedge in a foreign operation (see Note 4).

The TELUS International (Cda) Inc. credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter-end ratio tests; the TELUS International (Cda) Inc. quarter-end net debt to operating cash flow ratio must not exceed: 5.25:1.00 through fiscal 2021, 4.50:1.00 during fiscal 2022 and 3.75:1.00 subsequently; the quarter-end operating cash flow to debt service (interest and scheduled principal repayment) ratio must not be less than 1.50:1.00; all as defined in the credit facility.

The term loan components are subject to an amortization schedule which requires that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity and December 22, 2022, for the US$250 million component, respectively.

(g)	Other

Other liabilities bear interest at 3.19%, are secured by the AWS-4 spectrum licences associated with these other liabilities and a real estate holding, and are subject to amortization schedules, so that the principal is repaid over the periods to maturity, the last period ending March 31, 2035.

(h)	Lease liabilities

Lease liabilities are subject to amortization schedules, so that the principal is repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 4.05% as at December 31, 2021.

(i)	Long-term debt maturities

Anticipated requirements to meet long-term debt repayments, calculated for long-term debt owing as at December 31, 2021, are as follows:

Composite long-term debt denominated in	Canadian dollars			U.S. dollars					Other currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2022	$266	$370	$636	$2,234	$30	$(1,929)	$1,940	$2,275	$37	$2,948
2023	533	250	783	33	28	(28)	28	61	33	877
2024	1,119	219	1,338	33	15	(28)	28	48	27	1,413
2025	1,019	110	1,129	672	12	(406)	422	700	18	1,847
2026	1,420	86	1,506	—	13	—	—	13	16	1,535
2027-2031	4,163	264	4,427	1,395	8	(1,395)	1,459	1,467	40	5,934
Thereafter	4,663	279	4,942	1,585	—	(1,585)	1,646	1,646	—	6,588
Future cash outflows in respect of composite long-term debt principal repayments	13,183	1,578	14,761	5,952	106	(5,371)	5,523	6,210	171	21,142
Future cash outflows in respect of associated interest and like carrying costs [2]	6,616	329	6,945	2,238	19	(2,204)	2,219	2,272	32	9,249
Undiscounted contractual maturities (Note 4(c))	$19,799	$1,907	$21,706	$8,190	$125	$(7,575)	$7,742	$8,482	$203	$30,391

1	Where applicable, cash flows reflect foreign exchange rates as at December 31, 2021.
2	Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at December 31, 2021.